Policyholder claims and benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Policyholder Claims and Benefits

	2019	2018	2017
Benefits and claims paid life	18,824	19,673	23,634
Benefits and claims paid non-life	1,635	1,658	1,903
Change in valuation of liabilities for insurance contracts	30,620	(2,639)	22,741
Change in valuation of liabilities for investment contracts	5,768	(8,143)	(2,644)

Other	(50)	9	(34)
Total	56,797	10,557	45,599